Disclosures About Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in fair value due to observable factors
Fair Value, January 1, Other Assets	$ 2,001	$ 1,554
Fair Value, January 1, Other Liabilities
Total realized gains included in income, Other Assets	242	61
Total realized gains included in income, Other Liabilities
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Assets
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31, Other Liabilities
Purchases, issuances and settlements, net, Other Assets	4,072	386
Purchases, issuances and settlements, net, Other Liabilities
Transfers out of Level 3, Other Assets
Transfers out of Level 3, Other Liabilities
Fair Value, December 31, Other Assets	6,315	2,001
Fair value December 31, Other Liabilities
Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31